Cover Page Document	Jul. 30, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 30, 2024
Entity Registrant Name	W. P. Carey Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-13779
Entity Tax Identification Number	45-4549771
Entity Address, Street Address	One Manhattan West, 395 9th Avenue, 58th Floor
Entity Address, City	New York,
Entity Address, State	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	492-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.001 Par Value
Trading Symbol(s)	WPC
Name of each exchange on which registered	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001025378
Amendment Flag	false